Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Disclosure of other provisions, contingent liabilities and contingent assets [text block] [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

13. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As at December 31,	2021	2020
Prepaid expenses	$6,431	$5,942
Inventory(a)	16,982	5,224
Deferred charges(b)	264	278
Other	17,387	8,301
Prepaid expenses and other current assets	$41,064	$19,745

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(a)      As at December 31, 2021, inventory consisted of $15.4 million of work in progress (December 31, 2020 — $4.1 million) and $1.6 million of other inventory (December 31, 2020 — $1.2 million).

(b)      Deferred charges included deferred financing charges relating to the Revolving Credit Facility.